Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Earnings per share [abstract]
Loss for the period	£ (2,516)	£ (13,658)	£ (10,228)	£ (18,043)
Basic and diluted weighted average number of shares	32,056	24,199	31,894	24,189
Basic and diluted loss per share	£ (0.08)	£ (0.56)	£ (0.32)	£ (0.75)